Shareholder Report	12 Months Ended	108 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	James Advantage Funds
Entity Central Index Key	0001045487
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000009900
Shareholder Report [Line Items]
Fund Name	James Balanced: Golden Rainbow Fund
Class Name	Retail Class
Trading Symbol	GLRBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about James Balanced: Golden Rainbow Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jamesfunds.com/forms-and-reports.php. You can also request this information by contacting us at (800) 995-2637.
Additional Information Phone Number	(800) 995-2637
Additional Information Website	https://www.jamesfunds.com/forms-and-reports.php
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$122	1.22%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.22%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	James Balanced: Golden Rainbow Fund - Retail Class	James Golden Rainbow Blend	Bloomberg Intermediate Government/Credit Index	VettaFi U.S. Equity 3000 Index	VettaFi U.S. Equity Large/Mid-Cap 1000 Index	VettaFi U.S. Equity Small-Cap 2000 Index
Jun-2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
Jun-2015	$10,290	$10,433	$10,168	$10,747	$10,760	$10,564
Jun-2016	$10,225	$10,586	$10,608	$10,955	$11,042	$9,883
Jun-2017	$10,625	$11,666	$10,586	$12,980	$13,033	$12,293
Jun-2018	$10,824	$12,584	$10,525	$14,918	$14,941	$14,593
Jun-2019	$10,690	$13,277	$11,254	$16,280	$16,459	$13,990
Jun-2020	$10,563	$13,859	$12,055	$17,365	$17,715	$12,894
Jun-2021	$12,188	$17,332	$12,078	$25,637	$25,337	$21,476
Jun-2022	$11,094	$14,990	$11,199	$21,942	$21,890	$15,930
Jun-2023	$11,805	$16,169	$11,188	$26,087	$26,119	$17,740
Jun-2024	$13,409	$17,788	$11,657	$31,397	$32,362	$19,008

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
James Balanced: Golden Rainbow Fund - Retail Class	13.58%	4.64%	2.98%
James Golden Rainbow Blend	10.01%	6.02%	5.93%
Bloomberg Intermediate Government/Credit Index	4.19%	0.71%	1.55%
VettaFi U.S. Equity 3000 Index	20.35%	14.04%	12.12%
VettaFi U.S. Equity Large/Mid-Cap 1000 Index	23.90%	14.48%	12.46%
VettaFi U.S. Equity Small-Cap 2000 Index	7.15%	6.32%	6.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 427,871,493	$ 427,871,493
Holdings Count | Holding	127	127
Advisory Fees Paid, Amount	$ 3,123,947
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$427,871,493 Number of Portfolio Holdings127 Advisory Fee $3,123,947 Portfolio Turnover26%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	50.3%
Corporate Bonds	8.8%
Exchange-Traded Funds	4.6%
Money Market Funds	2.4%
Mortgage-Backed Securities	2.8%
U.S. Government & Agencies	4.8%
U.S. Treasury Obligations	26.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 4.500%, due 11/30/24	7.0%
U.S. Treasury Bonds, 5.375%, due 02/15/31	5.0%
Microsoft Corporation	4.1%
U.S. Treasury Notes, 5.500%, due 08/15/28	3.7%
Alphabet, Inc. - Class A	2.9%
U.S. Treasury Notes, 4.375%, due 05/15/34	2.9%
NVIDIA Corporation	2.8%
Apple, Inc.	2.6%
U.S. Treasury Notes, 2.375%, due 05/15/27	2.2%
iShares Gold Trust	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000075008
Shareholder Report [Line Items]
Fund Name	James Balanced: Golden Rainbow Fund
Class Name	Institutional Class
Trading Symbol	GLRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about James Balanced: Golden Rainbow Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jamesfunds.com/forms-and-reports.php. You can also request this information by contacting us at (800) 995-2637.
Additional Information Phone Number	(800) 995-2637
Additional Information Website	https://www.jamesfunds.com/forms-and-reports.php
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$97	0.97%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.97%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
James Balanced: Golden Rainbow Fund - Institutional Class	13.91%	4.90%	3.24%
James Golden Rainbow Blend	10.01%	6.02%	5.93%
Bloomberg Intermediate Government/Credit Index	4.19%	0.71%	1.55%
VettaFi U.S. Equity 3000 Index	20.35%	14.04%	12.12%
VettaFi U.S. Equity Large/Mid-Cap 1000 Index	23.90%	14.48%	12.46%
VettaFi U.S. Equity Small-Cap 2000 Index	7.15%	6.32%	6.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 427,871,493	$ 427,871,493
Holdings Count | Holding	127	127
Advisory Fees Paid, Amount	$ 3,123,947
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$427,871,493 Number of Portfolio Holdings127 Advisory Fee $3,123,947 Portfolio Turnover26%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	50.3%
Corporate Bonds	8.8%
Exchange-Traded Funds	4.6%
Money Market Funds	2.4%
Mortgage-Backed Securities	2.8%
U.S. Government & Agencies	4.8%
U.S. Treasury Obligations	26.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 4.500%, due 11/30/24	7.0%
U.S. Treasury Bonds, 5.375%, due 02/15/31	5.0%
Microsoft Corporation	4.1%
U.S. Treasury Notes, 5.500%, due 08/15/28	3.7%
Alphabet, Inc. - Class A	2.9%
U.S. Treasury Notes, 4.375%, due 05/15/34	2.9%
NVIDIA Corporation	2.8%
Apple, Inc.	2.6%
U.S. Treasury Notes, 2.375%, due 05/15/27	2.2%
iShares Gold Trust	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000009903
Shareholder Report [Line Items]
Fund Name	James Small Cap Fund
Trading Symbol	JASCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about James Small Cap Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jamesfunds.com/forms-and-reports.php. You can also request this information by contacting us at (800) 995-2637.
Additional Information Phone Number	(800) 995-2637
Additional Information Website	https://www.jamesfunds.com/forms-and-reports.php
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
James Small Cap Fund	$150	1.50%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.50%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	James Small Cap Fund	VettaFi U.S. Equity Small-Cap 2000 Index	VettaFi U.S. Equity 3000 Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$9,879	$10,564	$10,747
Jun-2016	$9,422	$9,883	$10,955
Jun-2017	$10,493	$12,293	$12,980
Jun-2018	$11,690	$14,593	$14,918
Jun-2019	$9,863	$13,990	$16,280
Jun-2020	$7,986	$12,894	$17,365
Jun-2021	$13,006	$21,476	$25,637
Jun-2022	$11,967	$15,930	$21,942
Jun-2023	$13,862	$17,740	$26,087
Jun-2024	$17,271	$19,008	$31,397

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
James Small Cap Fund	24.59%	11.86%	5.62%
VettaFi U.S. Equity Small-Cap 2000 Index	7.15%	6.32%	6.63%
VettaFi U.S. Equity 3000 Index	20.35%	14.04%	12.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 44,853,629	$ 44,853,629
Holdings Count | Holding	82	82
Advisory Fees Paid, Amount	$ 467,677
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$44,853,629 Number of Portfolio Holdings82 Advisory Fee $467,677 Portfolio Turnover23%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.5%
Money Market Funds	1.3%
U.S. Treasury Obligations	2.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Encore Wire Corporation	4.1%
Brinker International, Inc.	3.6%
Evercore, Inc. - Class A	3.1%
Piper Sandler Companies	3.1%
FTI Consulting, Inc.	2.6%
PC Connection, Inc.	2.5%
Enova International, Inc.	2.5%
Coca-Cola Consolidated, Inc.	2.3%
U.S. Treasury Bill, 4.917%, due 10/3/24	2.2%
First BanCorporation	1.9%

Material Fund Change Adviser [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000090023
Shareholder Report [Line Items]
Fund Name	James Micro Cap Fund
Trading Symbol	JMCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about James Micro Cap Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jamesfunds.com/forms-and-reports.php. You can also request this information by contacting us at (800) 995-2637.
Additional Information Phone Number	(800) 995-2637
Additional Information Website	https://www.jamesfunds.com/forms-and-reports.php
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
James Micro Cap Fund	$150	1.50%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.50%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	James Micro Cap Fund	VettaFi U.S. Equity 3000 Index	VettaFi U.S. Equity Micro-Cap Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$10,795	$10,747	$10,597
Jun-2016	$10,748	$10,955	$9,174
Jun-2017	$12,350	$12,980	$11,855
Jun-2018	$13,785	$14,918	$14,376
Jun-2019	$13,062	$16,280	$12,478
Jun-2020	$10,783	$17,365	$11,869
Jun-2021	$16,661	$25,637	$21,364
Jun-2022	$14,562	$21,942	$13,783
Jun-2023	$16,842	$26,087	$14,369
Jun-2024	$20,275	$31,397	$13,740

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
James Micro Cap Fund	20.39%	9.19%	7.32%
VettaFi U.S. Equity 3000 Index	20.35%	14.04%	12.12%
VettaFi U.S. Equity Micro-Cap Index	- 4.37%	1.95%	3.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 27,610,200	$ 27,610,200
Holdings Count | Holding	81	81
Advisory Fees Paid, Amount	$ 369,493
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$27,610,200 Number of Portfolio Holdings81 Advisory Fee $369,493 Portfolio Turnover10%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.4%
Money Market Funds	1.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Nova Ltd.	6.4%
Piper Sandler Companies	3.9%
Federal Agricultural Mortgage Corporation - Class C	3.9%
Enova International, Inc.	3.6%
Donnelley Financial Solutions, Inc.	3.6%
OFG Bancorp	3.5%
Merchants Bancorp	3.4%
Insight Enterprises, Inc.	3.3%
Dorian LPG Ltd.	2.9%
PC Connection, Inc.	2.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000157576
Shareholder Report [Line Items]
Fund Name	James Aggressive Allocation Fund
Trading Symbol	JAVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about James Aggressive Allocation Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jamesfunds.com/forms-and-reports.php. You can also request this information by contacting us at (800) 995-2637.
Additional Information Phone Number	(800) 995-2637
Additional Information Website	https://www.jamesfunds.com/forms-and-reports.php
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
James Aggressive Allocation Fund	$102	1.02%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.02%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	James Aggressive Allocation Fund	James Aggressive Blend	Bloomberg U.S. Government/Credit Bond Index	VettaFi U.S. Equity 3000 Index
Jul-2015	$10,000	$10,000	$10,000	$10,000
Jun-2016	$9,502	$10,352	$10,712	$10,128
Jun-2017	$10,124	$11,552	$10,668	$12,001
Jun-2018	$10,869	$12,630	$10,601	$13,792
Jun-2019	$10,499	$13,817	$11,505	$15,051
Jun-2020	$9,596	$14,984	$12,658	$16,055
Jun-2021	$12,007	$19,337	$12,608	$23,703
Jun-2022	$10,308	$16,829	$11,240	$20,286
Jun-2023	$11,856	$18,843	$11,161	$24,119
Jun-2024	$14,361	$21,487	$11,467	$29,027

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (July 1, 2015)
James Aggressive Allocation Fund	21.13%	6.47%	4.10%
James Aggressive Blend	14.03%	9.23%	8.87%
Bloomberg U.S. Government/Credit Bond Index	2.74%	- 0.07%	1.53%
VettaFi U.S. Equity 3000 Index	20.35%	14.04%	12.57%

Performance Inception Date		Jul. 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 24,553,355	$ 24,553,355
Holdings Count | Holding	82	82
Advisory Fees Paid, Amount	$ 213,291
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$24,553,355 Number of Portfolio Holdings82 Advisory Fee $213,291 Portfolio Turnover19%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	79.3%
Corporate Bonds	5.9%
Exchange-Traded Funds	0.8%
Money Market Funds	1.8%
U.S. Government & Agencies	4.3%
U.S. Treasury Obligations	7.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	5.0%
Alphabet, Inc. - Class A	3.4%
Microsoft Corporation	3.0%
Apple, Inc.	2.8%
Deckers Outdoor Corporation	2.8%
ASML Holding N.V.	2.5%
Cadence Design Systems, Inc.	2.5%
Meta Platforms, Inc. - Class A	2.5%
Enova International, Inc.	2.2%
U.S. Treasury Bonds, 2.250%, due 08/15/49	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.